Accounting judgements and estimates	6 Months Ended
Dec. 31, 2023
Accounting judgements and estimates
Accounting judgements and estimates

3 Accounting judgements and estimates

The preparation of financial statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:

●	Note 2(u)(i)—product sales to franchisees: whether revenue from product sales to franchisees is recognized at the point when the franchisees sell the product to their customers in the franchisees’ stores
●	Note 2(u)(ii)—license fees, sales-based royalties and sales-based management and consultation services fees: whether revenue is recognized over time

Note 29 contains information about the assumptions and their risk factors relating to measurement of ECL allowance for trade receivables and fair value of financial instruments. Other significant sources of estimation uncertainty are as follows:

(a) Write down of inventories

The Group determines the write-down for obsolescence , anticipated markdown and low demand of inventories. Write-down of inventories is recorded when estimated net realizable value is less than cost. In determining write-down of inventories, the Group considers factors such as inventory aging, forecasted product demands, historical pricing trends and anticipated future pricing strategies. It could change significantly as a result of change in the product demands and pricing strategies due to change in market condition.

(b) Impairments of property, plant and equipment and right-of-use assets related to self-operated stores

In considering the impairment losses that may be required for certain property, plant and equipment and right-of-use assets related to self-operated stores, recoverable amount of these assets needs to be determined, being the higher of fair value less costs of disposal and value in use. In determining the value in use, expected cash flows generated by the asset are discounted to their present value, which requires significant judgment relating to items such as forecasted sales. The Group uses all readily available information in determining an amount that is reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions and projections of items such as forecasted sales. It is difficult to precisely estimate fair value less costs of disposal because market rentals used to estimate the self-operated stores’ fair value less costs of disposal may not be readily available. The Group evaluates market rentals with the assistance of valuation professionals.

(c) Recognition of deferred tax assets

Deferred tax assets in respect of tax losses and other deductible temporary differences carried forward are recognized and measured based on the expected manner of realization or settlement of the carrying amount of the assets, using tax rates enacted or substantively enacted at the end of the reporting periods. In determining the carrying amounts of deferred tax assets, expected taxable profits are estimated which involves a number of assumptions relating to the operating environment of the Group and requires significant level of judgement exercised by the directors. Any change in such assumptions and judgement would affect the carrying amounts of deferred tax assets to be recognized and hence the net profit in future years.

(d) Share-based compensation

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is estimated using a model which requires the determination of the appropriate inputs. The Group has to estimate the forfeiture rate in order to determine the amount of share-based compensation expenses charged to the statement of profit or loss. The assumptions and models used for estimating the fair value of share-based payment transactions are disclosed in Note 27.

(e) Fair value measurement of redeemable shares with other preferential rights

The redeemable shares with other preferential rights are not traded in an active market and the respective fair value is determined by using valuation techniques. The Group has used the discounted cash flow method to determine the underlying equity value and adopted equity allocation model to determine the fair value of the redeemable shares with other preferential rights. Key assumptions, such as weighted average cost of capital, risk-free interest rate, lack of marketability discount and volatility are disclosed in Note 25. Considerable judgement is required to interpret market data used in the valuation techniques. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

(f) Depreciation and amortization

Property, plant and equipment, right-of-use assets and intangible assets, are depreciated or amortized on a straight-line basis over the estimated useful lives of the assets. The Group reviews the estimated useful lives of the assets regularly in order to determine the amount of depreciation expense to be recorded during any reporting periods. The useful lives are based on the Group’s historical experience with similar assets. The depreciation and amortization expenses for future periods are adjusted if there are material changes from previous estimates.